Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FIXED INCOME SERIES, INC.
Entity Central Index Key	0000920467
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005520
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio Class
Trading Symbol	QAAGWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury bill yields, which tend to track the federal funds target rate, declined about 70 basis points for the year, as the Federal Reserve reduced the fed funds rate by 25 basis points three times in the final months of the year. At the end of 2025, the fed funds target was in the 3.50% to 3.75% range. Short- and intermediate-term U.S. Treasury yields had a comparable decline.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our overweight to investment-grade corporates relative to Treasuries, coupled with an increase to out-of-benchmark securitized allocations, substantially contributed to relative performance. Our security selection choices within investment-grade corporate bonds were also additive, especially within BBB and A rated bonds.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the five-year rate negatively impacted performance, offsetting gains from a relative-to-the-benchmark overweight to the six-month and two-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We focused on additions in securitized sectors, notably mortgage-backed securities and collateralized loan obligations, and our allocation in those sectors ended higher.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class)	5.71%	2.17%	2.34%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.35	1.97	2.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 210,350,000
Holdings Count | Holding	880
Advisory Fees Paid, Amount	$ 386,000
InvestmentCompanyPortfolioTurnover	96.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$210,350 Number of Portfolio Holdings880
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	38.3%
Asset-Backed Securities	20.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	8.0
Foreign Government Obligations & Municipalities	2.5
Commercial Paper	2.5
Securities Lending Collateral	0.5
Short-Term and Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	3.8
Federal Home Loan Mortgage	2.8
Government National Mortgage Assn.	1.4
KKR	1.2
Crown Castle	0.9
CVS Health	0.8
HCA	0.7
Structured Agency Credit Risk Debt Notes	0.7
SBA Tower Trust	0.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005521
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio-II Class
Trading Symbol	QAAGUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury bill yields, which tend to track the federal funds target rate, declined about 70 basis points for the year, as the Federal Reserve reduced the fed funds rate by 25 basis points three times in the final months of the year. At the end of 2025, the fed funds target was in the 3.50% to 3.75% range. Short- and intermediate-term U.S. Treasury yields had a comparable decline.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our overweight to investment-grade corporates relative to Treasuries, coupled with an increase to out-of-benchmark securitized allocations, substantially contributed to relative performance. Our security selection choices within investment-grade corporate bonds were also additive, especially within BBB and A rated bonds.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the five-year rate negatively impacted performance, offsetting gains from a relative-to-the-benchmark overweight to the six-month and two-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We focused on additions in securitized sectors, notably mortgage-backed securities and collateralized loan obligations, and our allocation in those sectors ended higher.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio-II Class)	5.46%	1.91%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.35	1.97	2.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 210,350,000
Holdings Count | Holding	880
Advisory Fees Paid, Amount	$ 386,000
InvestmentCompanyPortfolioTurnover	96.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$210,350 Number of Portfolio Holdings880
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	38.3%
Asset-Backed Securities	20.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	8.0
Foreign Government Obligations & Municipalities	2.5
Commercial Paper	2.5
Securities Lending Collateral	0.5
Short-Term and Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	3.8
Federal Home Loan Mortgage	2.8
Government National Mortgage Assn.	1.4
KKR	1.2
Crown Castle	0.9
CVS Health	0.8
HCA	0.7
Structured Agency Credit Risk Debt Notes	0.7
SBA Tower Trust	0.6

Updated Prospectus Web Address	www.troweprice.com/paperless